LIABILITIES AND DEBT - Convertible Debt (Details)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2021 shares	Apr. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares
Debt Instrument [Line Items]
Gross proceeds received				$ 2,626,050	$ 1,701,044
Gross proceeds from converted debt conversion		$ 442,597
Convertible Debt 2020 Regulation CF Offering
Debt Instrument [Line Items]
Conversion of shares | shares						319,661
Convertible Debt 2020 Regulation CF Offering | Convertible Debt [Member]
Debt Instrument [Line Items]
Gross proceeds received				$ 473,650		$ 450,308
Interest rate of loans			6.00%	6.00%		6.00%
Issuance costs				$ 69,627		$ 33,773
Amortization of debt issuance costs				27,894
Minimum proceeds of Common Stock						$ 1,000,000
Factor multiple						0.7
Convertible Debt 2020 Regulation D Offering
Debt Instrument [Line Items]
Gross proceeds received						$ 755,000
Amortization of debt issuance costs			$ 0	100,000
Default interest expense				132,609
Convertible Debt 2020 Regulation D Offering | Convertible Debt [Member]
Debt Instrument [Line Items]
Gross proceeds received				$ 55,000	$ 800,000	$ 800,000
Interest rate of loans			14.00%	14.00%		14.00%
Debt instrument term				9 months		9 months
Issuance costs				$ 100,000		$ 100,000
Gross proceeds from converted debt conversion				$ 10,000,000		$ 10,000,000
Converted percentage of IPO price				50.00%		50.00%
Debt conversion price | $ / shares						$ 23.44
Common stock warrants issued | shares				512		512
Convertible Debt 2020 Regulation D Offering | Debt Converted Into Common Stock [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Number of shares resulting from conversion | shares	453,437
Convertible Debt 2019 Regulation D Offering | Convertible Debt [Member]
Debt Instrument [Line Items]
Gross proceeds received							$ 799,280
Interest rate of loans							12.00%
Debt instrument term							36 months
Debt conversion price | $ / shares							$ 2.19
Debt conversion share price triggering conversion | $ / shares							$ 2.19
Debt conversion based on value of the principle | item							2
Valuation cap							$ 9,000,000
Convertible Debt 2019 Regulation D Offering | Debt Converted Into Common Stock [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Number of shares resulting from conversion | shares	362,055